Schedule of short-term loans (Details) - USD ($)		6 Months Ended
		Jun. 30, 2024	Dec. 31, 2023
Convertible Notes Third Parties [Member]
Line of Credit Facility [Line Items]
Convertible notes payable		$ 2,140,682	$ 2,413,125
Convertible Notes Related Parties [Member]
Line of Credit Facility [Line Items]
Convertible notes payable		46,377
Private Lenders [Member]
Line of Credit Facility [Line Items]
Short term loans - related parties		143,139
Related Party [Member]
Line of Credit Facility [Line Items]
Short term loans - related parties		$ 143,255	759,442
FS Capital Ptd Ltd [Member] | Private Lenders [Member]
Line of Credit Facility [Line Items]
Bank/Private lender Name		FS Capital Ptd. Ltd
Maturities		December 31, 2024
Interest Rate		12.00%
Collateral/Guarantee		None
Short term loans - related parties		$ 73,719
Raleigh Investment [Member] | Private Lenders [Member]
Line of Credit Facility [Line Items]
Bank/Private lender Name		Raleigh Investment
Maturities		January 31, 2025
Interest Rate		3.00%
Collateral/Guarantee		None
Short term loans - related parties		$ 49,147
Xpress Capital Funding Pte Ltd [Member] | Private Lenders [Member]
Line of Credit Facility [Line Items]
Bank/Private lender Name		Xpress Capital Funding Pte Ltd*
Maturities		August 31, 2024
Interest Rate		4.00%
Collateral/Guarantee		None
Short term loans - related parties		$ 20,273
Meng Dong [Member] | Related Party [Member]
Line of Credit Facility [Line Items]
Bank/Private lender Name	[1]	Meng Dong (James) Tan
Maturities	[2]	December 31, 2023
Interest Rate		8.00%
Collateral/Guarantee		None
Short term loans - related parties			23,634
Alfred Lim [Member] | Related Party [Member]
Line of Credit Facility [Line Items]
Bank/Private lender Name	[3]	Alfred Lim
Maturities		December 31, 2023, extended to December 31, 2024
Interest Rate		8.00%
Collateral/Guarantee		None
Short term loans - related parties		$ 143,255	138,119
8i Enterprises Pte Ltd [Member] | Related Party [Member]
Line of Credit Facility [Line Items]
Bank/Private lender Name	[4]	8i Enterprises Pte. Ltd
Maturities	[2]	December 31, 2023
Interest Rate		8.00%
Collateral/Guarantee		None
Short term loans - related parties			597,689
Maxim Group LLC [Member] | Convertible Notes Third Parties [Member]
Line of Credit Facility [Line Items]
Bank/Private lender Name		Maxim Group LLC (“Maxim”)
Interest Rate		0.00%
Collateral/Guarantee		Automatically be converted into the Company’s ordinary shares at $5.00 per share if the balance is not being repaid by the maturity date
Maturities	[5],[6]	Jul. 31, 2024
Convertible notes payable		$ 2,113,125	2,113,125
Loeb and Loeb LLP [Member] | Convertible Notes Third Parties [Member]
Line of Credit Facility [Line Items]
Bank/Private lender Name		Loeb & Loeb LLP (“Loeb”)
Interest Rate		0.00%
Collateral/Guarantee		(1) 60,000 of the Company ordinary share has been issued to Loeb, which is subject to be returned and cancellation if the Company repaid the full or part of the convertible note, and (2) Loeb has the right to sell the ordinary shares in public market and the earning from the sales should be offset the remaining balance of the convertible note
Maturities	[7],[8]	Nov. 17, 2023
Convertible notes payable			300,000
Madam Chong Ah Kaw [Member] | Convertible Notes Third Parties [Member]
Line of Credit Facility [Line Items]
Bank/Private lender Name		Madam Chong Ah Kaw
Interest Rate		6.00%
Collateral/Guarantee		Automatically be converted into the 3,333 of the Company’s ordinary shares on maturity date
Maturities		Jan. 25, 2025
Convertible notes payable		$ 25,437
Rosli Bln Abd Latlf [Member] | Convertible Notes Third Parties [Member]
Line of Credit Facility [Line Items]
Bank/Private lender Name		Rosli Bln Abd Latlf
Interest Rate		6.00%
Collateral/Guarantee		Automatically be converted into the 333 of the Company’s ordinary shares on maturity date
Maturities		Jan. 25, 2025
Convertible notes payable		$ 2,120
8i Holdings 2 Ptd Ltd [Member] | Convertible Notes Related Parties [Member]
Line of Credit Facility [Line Items]
Bank/Private lender Name	[7]	8i Holdings 2 Ptd Ltd (“8i Holding”)
Interest Rate	[6]	0.00%
Collateral/Guarantee	[7]	Right to convert into the Company’s ordinary shares equal to the unpaid principal amount at $1.27 per shares at any time and from time to time.
Maturities	[6]	Mar. 15, 2025
Convertible notes payable	[7]	$ 22,373
Meng Dong James Tan [Member] | Convertible Notes Related Parties [Member]
Line of Credit Facility [Line Items]
Bank/Private lender Name	[9]	Meng Dong (“James”) Tan
Interest Rate	[6]	0.00%
Collateral/Guarantee	[9]	Right to convert into the Company’s ordinary shares equal to the unpaid principal amount at $1.27 per shares at any time and from time to time.
Maturities	[10]	Mar. 14, 2025
Convertible notes payable	[6]	$ 24,004

[1]	Mr. Meng Dong (James) Tan, the Company’s related party has more than 10% ownership of the Company.
[2]	Converted the loan balances into the Company’s ordinary shares in March 2024. See Note 14.
[3]	Mr. Alfred Lim is an executive director and shareholder of the Company.
[4]	Mr. Meng Dong (James) Tan, the Company’s related party who had more than 10% ownership of the Company, is the sole shareholder and director of 8i Enterprises Pte. Ltd. Mr. Tan has sole voting and dispositive power over the shares.
[5]	In July 2024, Maxim has assigned the convertible note to a third party, and the entire amount convertible notes has been converted into
[6]	Since May 15, 2023, 8i Enterprises Pte Ltd (“8iEPL), a company owned by Mr. Tan, has been rendering certain advisory services for the Company. Pursuant to a certain Settlement Agreement between the Company and 8iEPL dated March 15, 2024 (the “8iEPL Settlement Agreement”), the Company has agreed to pay 8iEPL for a total sum of $180,000 for such advisory services (the “Services Payment”). Between May 15, 2023 and February 28, 2024, the Company has borrowed from 8iEPL an aggregate amount of $712,254, or a total of $731,373 with unpaid and accrued interests at 8% per annum (the “8iEPL Loan”). Pursuant to the 8iEPL Settlement Agreement, the Company has agreed to pay 8iEPL in full satisfaction of both the Services Payment and the 8iEPL Loan in the form a convertible note in the aggregate amount of $911,373 (“8iEPL Convertible Note”). In April 2024, 8iEPL assigned the 8iEPL Convertible Note to a third party for an amount of $889,000. In May 2024, the balance was converted into 700,000 shares of the Company’s ordinary shares.
[7]	Mr. Meng Dong (James) Tan, the Company’s related party who had more than 10% ownership of the Company, is the sole shareholder and director of 8i Holdings 2 Pte. Ltd. Mr. Tan has sole voting and dispositive power over the shares.
[8]	The maturity date is being extended into three equal installments of $100,000, with the first installment due on or prior to April 30, 2024, the second installment on or prior to May 31, 2024 and the third installment on or prior to June 30, 2024.
[9]	Mr. Meng Dong (James) Tan, the Company’s related party has more than 10% ownership of the Company.
[10]	On May 26, 2023, the Company borrowed from Meng Dong (“James”) Tan, a significant shareholder of the Company, an aggregate amount of $22,500, or a total of $24,004 with unpaid and accrued interests at 8% per annum (the “James Tan Loan”). Pursuant to a Settlement Agreement between the Company and Mr. Tan dated March 15, 2024 (the “James Tan Settlement Agreement”), the Company has agreed to issue Mr. Tan a convertible note in the aggregate amount of $24,004 (the “James Tan Convertible Note”) in full satisfaction of the James Tan Loan, and Mr. Tan has agreed to (i) exchange James Tan Loan for the James Tan Convertible Note; (ii) extend the maturity date of the James Tan Loan to March 14, 2025; and (iii) allow the outstanding unpaid balance of the James Tan Loan to bear no interest for the next twelve months until March 14, 2025.